OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Prepaid expenses	$ 727	$ 501
Government authorities	$ 511	58
Receivables from foreign currency derivative contracts		141
Other	$ 114	16
Other accounts receivable and prepaid expenses	$ 1,352	$ 716